                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut     August 14, 2009
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:   $202,015
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

                           FORM 13F INFORMATION TABLE
                             White Elm Capital, LLC

          COLUMN 1              COLUMN  2    COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------- -------------- -------- -------------------
                                                       MARKET
                                                        VALUE   SHARE                                        VOTING AUTHORITY
                                                        (USD)   / PRN  SHARE PUT /   INVESTMENT     OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X1000)  AMOUNT / PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
---------------------------- -------------- --------- -------- ------- ----- ----- -------------- -------- ------- ------ ----
AMERICAN EXPRESS CO          COM            025816109    1,669  71,800 SH          Shared-Defined 1         71,800
AMERICAN PUBLIC EDUCATION IN COM            02913V103    1,020  25,800 SH          Shared-Defined 1         25,800
APPLE INC                    COM            037833100    7,620  53,500 SH          Shared-Defined 1         53,500
ATWOOD OCEANICS INC          COM            050095108    4,285 172,000 SH          Shared-Defined 1        172,000
BRINKS HOME SEC HLDGS INC    COM            109699108    6,772 239,200 SH          Shared-Defined 1        239,200
CNINSURE INC                 SPONSORED ADR  18976M103   12,723 948,800 SH          Shared-Defined 1        948,800
COLLECTIVE BRANDS INC        COM            19421W100   10,547 723,900 SH          Shared-Defined 1        723,900
CROWN CASTLE INTL CORP       COM            228227104   12,315 512,700 SH          Shared-Defined 1        512,700
EASTMAN KODAK CO             COM            277461109    2,639 891,600 SH    PUT   Shared-Defined 1        891,600
FASTENAL CO                  COM            311900104    1,559  47,000 SH          Shared-Defined 1         47,000
GARMIN LTD                   ORD            G37260109    1,501  63,000 SH    PUT   Shared-Defined 1         63,000
GOLDMAN SACHS GROUP INC      COM            38141G104    6,207  42,100 SH          Shared-Defined 1         42,100
GOOGLE INC                   CL A           38259P508    9,950  23,600 SH          Shared-Defined 1         23,600
JPMORGAN CHASE & CO          COM            46625H100    5,478 160,600 SH          Shared-Defined 1        160,600
LORILLARD INC                COM            544147101   10,857 160,200 SH          Shared-Defined 1        160,200
MASTERCARD INC               CL A           57636Q104    7,261  43,400 SH          Shared-Defined 1         43,400
METROPCS COMMUNICATIONS INC  COM            591708102   10,432 783,800 SH          Shared-Defined 1        783,800
MONSANTO CO NEW              COM            61166W101    3,278  44,100 SH          Shared-Defined 1         44,100
NATIONAL OILWELL VARCO INC   COM            637071101    5,464 167,300 SH          Shared-Defined 1        167,300
PINNACLE ENTMT INC           COM            723456109    2,981 320,900 SH          Shared-Defined 1        320,900
PRICELINE COM INC            COM NEW        741503403    9,303  83,400 SH          Shared-Defined 1         83,400
PRINCIPAL FINANCIAL GROUP IN COM            74251V102    1,611  85,500 SH          Shared-Defined 1         85,500
PROGRESSIVE CORP OHIO        COM            743315103    3,371 223,100 SH          Shared-Defined 1        223,100
QUALCOMM INC                 COM            747525103   13,637 301,700 SH          Shared-Defined 1        301,700
RENAISSANCERE HOLDINGS LTD   COM            G7496G103    4,282  92,000 SH          Shared-Defined 1         92,000
RISKMETRICS GROUP INC        COM            767735103    3,786 214,392 SH          Shared-Defined 1        214,392
SEI INVESTMENTS CO           COM            784117103    2,933 162,600 SH          Shared-Defined 1        162,600
SOLERA HOLDINGS INC          COM            83421A104   10,354 407,632 SH          Shared-Defined 1        407,632
STATE STR CORP               COM            857477103    5,013 106,200 SH          Shared-Defined 1        106,200
TRANSDIGM GROUP INC          COM            893641100    6,487 179,200 SH          Shared-Defined 1        179,200
TRANSOCEAN LTD               REG SHS        H8817H100    5,735  77,200 SH          Shared-Defined 1         77,200
VISA INC                     COM CL A       92826C839   10,945 175,800 SH          Shared-Defined 1        175,800